Total
Polen U.S. Small Company Growth Fund
POLEN U.S. SMALL COMPANY GROWTH FUND
POLEN U.S. SMALL COMPANY GROWTH FUND

OF

FUNDVANTAGE TRUST
(THE “TRUST”)

Supplement dated April 12, 2021 to the Polen U.S. Small Company Growth Fund Prospectus and Statement of Additional Information (“SAI”) dated September 1, 2020, as may be amended or supplemented from time to time.

The information in this supplement updates and amends certain information contained in the Prospectus and SAI and should be read in conjunction with therewith. Capitalized terms and certain other terms used in this supplement, unless otherwise defined in this supplement, have the meanings assigned to them in the Prospectus or SAI.

Effective May 1, 2021, the Polen U.S.
Small Company Growth Fund’s (the “Fund”) Expense Limitation for the Investor Class and Institutional Class is 1.10% of the Fund’s average daily net assets
.

Accordingly, the Prospectus is hereby amended to this change as follows:

On page 1 of the Prospectus, the fee table (and its footnotes) and the expense example are hereby deleted in their entirety and replaced with the following:

Shareholder Fees - Polen U.S. Small Company Growth Fund		Investor Class	Institutional Class
Redemption Fee (as a percentage of amount redeemed within 60 days of purchase)	[1]	none	none
[1]	Polen Capital Management, LLC (“Polen Capital” or the “Adviser”) has contractually agreed to reduce its investment advisory fee and/or reimburse certain expenses of the Fund to the extent necessary to ensure that the Fund’s total operating expenses (excluding taxes, fees and expenses attributable to a distribution or service plan adopted by the Trust, interest, extraordinary items, “Acquired Fund Fees and Expenses” and brokerage commissions) do not exceed 1.10% (on an annual basis) with respect to the Fund’s average daily net assets (the “Expense Limitation”). The Expense Limitation will remain in place until August 31, 2022 unless the Board of Trustees of FundVantage Trust (the “Trust”) approves its earlier termination. The Adviser is entitled to recover, subject to approval by the Board of Trustees, such amounts reduced or reimbursed for a period of up to three (3) years from the date on which the Adviser reduced its compensation and/or assumed expenses for the Fund. The Adviser is permitted to seek reimbursement from the Fund, for fees it waived and Fund expenses it paid to the extent the total annual fund expenses do not exceed the limits described above or any lesser limits in effect at the time of the reimbursement. No reimbursement will occur unless the Fund’s expenses are below the Expense Limitation.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Annual Fund Operating Expenses - Polen U.S. Small Company Growth Fund		Investor Class	Institutional Class
Management Fees		1.00%	1.00%
Distribution (Rule 12b-1) Fees		0.25%	none
Other Expenses		1.16%	1.16%
Total Annual Fund Operating Expenses	[1]	2.41%	2.16%
Fee Waiver and/or Expense Reimbursement	[1]	(1.06%)	(1.06%)
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement		1.35%	1.10%
[1]	Polen Capital Management, LLC (“Polen Capital” or the “Adviser”) has contractually agreed to reduce its investment advisory fee and/or reimburse certain expenses of the Fund to the extent necessary to ensure that the Fund’s total operating expenses (excluding taxes, fees and expenses attributable to a distribution or service plan adopted by the Trust, interest, extraordinary items, “Acquired Fund Fees and Expenses” and brokerage commissions) do not exceed 1.10% (on an annual basis) with respect to the Fund’s average daily net assets (the “Expense Limitation”). The Expense Limitation will remain in place until August 31, 2022 unless the Board of Trustees of FundVantage Trust (the “Trust”) approves its earlier termination. The Adviser is entitled to recover, subject to approval by the Board of Trustees, such amounts reduced or reimbursed for a period of up to three (3) years from the date on which the Adviser reduced its compensation and/or assumed expenses for the Fund. The Adviser is permitted to seek reimbursement from the Fund, for fees it waived and Fund expenses it paid to the extent the total annual fund expenses do not exceed the limits described above or any lesser limits in effect at the time of the reimbursement. No reimbursement will occur unless the Fund’s expenses are below the Expense Limitation.

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in Investor Class shares and Institutional Class shares of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example - Polen U.S. Small Company Growth Fund - USD ($)	1 Year	3 Years	5 Years	10 Years
Investor Class	137	650	1,190	2,665
Institutional Class	112	574	1,062	2,409

INVESTORS SHOULD RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE